Investments in Joint Agreements	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Investments in Joint Agreements
29. INVESTMENTS IN JOINT AGREEMENTS
The Group participates in JA and other agreements that give to the Group a contractually established percentage over the rights of the assets and obligations that emerge from the contracts.
The exploration and production JA and other agreements in which the Group participates allocate the hydrocarbon production to each partner based on the ownership interest contractually established in them. Consequently, such hydrocarbons are commercialized directly by the partners recognizing each of them the corresponding economic effects.

The assets and liabilities as of December 31, 2023, 2022 and 2021, and main expenses for these fiscal years of the JA and other agreements in which the Group participates are as follows:

	2023	2022	2021
Non-current assets (1)	5,246	4,221	3,497
Current assets	115	157	113

Total assets	5,361	4,378	3,610

Non-current liabilities	313	294	270
Current liabilities	483	514	356

Total liabilities	796	808	626

Production cost	2,017	1,435	1,412
Exploration expenses	10	2	1

(1)	It does not include charges for impairment of property, plant and equipment because they are recorded by the partners participating in the JA and other agreements.
As of December 31, 2023, the main exploration and production JA and other agreements in which the Group participates are the following:

Name	Location	Participation	Operator

Acambuco	Salta	22.50%	Pan American Energy LLC
Aguada de Castro and Aguada Pichana Oeste (2)	Neuquén	40.00%	Pan American Energy LLC
Aguada Pichana Este - Área Vaca Muerta (2)	Neuquén	16.90%	Total Austral S.A.
Aguada Pichana Este - Residual	Neuquén	27.27%	Total Austral S.A.
Aguaragüe	Salta	53.00%	Tecpetrol S.A.
Bajada Añelo	Neuquén	50.00%	O&G Developments LTD S.A.
Bajo del Toro	Neuquén	50.00%	YPF
Bandurria Sur	Neuquén	40.00%	YPF
CAM-2/A SUR	Tierra del Fuego	50.00%	Enap Sipetrol Argentina S.A.
CAN 100 (1)	Argentine Continental Shelf	35.00%	Equinor Argentina BV (Sucursal Argentina)
CAN 102	Argentine Continental Shelf	50.00%	YPF
CAN 114	Argentine Continental Shelf	50.00%	Equinor Argentina AS (Sucursal Argentina)
Campamento Central / Cañadón Perdido	Chubut	50.00%	YPF
Chachahuen	Mendoza	70.00%	YPF
Consorcio CNQ 7/A	La Pampa and Mendoza	50.00%	Pluspetrol S.A.
El Orejano	Neuquén	50.00%	YPF
El Tordillo	Chubut	12.20%	Tecpetrol S.A.
La Amarga Chica	Neuquén	50.00%	YPF
La Calera	Neuquén	50.00%	Pluspetrol S.A.
La Tapera and Puesto Quiroga	Chubut	12.20%	Tecpetrol S.A.
Las Tacanas	Neuquén	50.00%	YPF
Lindero Atravesado	Neuquén	37.50%	Pan American Energy LLC
Loma Campana	Neuquén and Mendoza	50.00%	YPF
Loma del Molle	Neuquén	50.00%	ExxonMobil Exploration Argentina S.R.L
Magallanes	Santa Cruz, Tierra del Fuego and Argentine Continental Shelf	50.00%	Enap Sipetrol Argentina S.A.
MLO 123	Argentine Continental Shelf	37.50%	Total Austral S.A.
Narambuena (1)	Neuquén	50.00%	YPF
Pampa Yeguas I	Neuquén	50.00%	ExxonMobil Exploration Argentina S.R.L
Ramos	Salta	42.00%	Pluspetrol Energy S.A.
Rincón del Mangrullo	Neuquén	50.00%	YPF
Rio Neuquén	Neuquén	33.33%	YPF
San Roque	Neuquén	34.11%	Total Austral S.A.
Yacimiento La Ventana - Río Tunuyán	Mendoza	70.00%	YPF

(1)	See Note 34.b).
(2)
On August 11, 2023, by Decree No. 1,529/2023, the Province of Neuquén approved the agreement for the exchange of interest in exploitation concessions between YPF, Total Austral S.A. and Pan American Energy LLC, through which YPF increased its interest in Aguada Pichana Oeste by 10% and reduced its interest in Aguada Pichana Este by
5.6
%.